Note 9 - Income Taxes	12 Months Ended
Mar. 31, 2025
Notes to Financial Statements
Income Tax Disclosure [Text Block]

9.   INCOME TAXES

Components of tax expense are as follows (in thousands):

	Year Ended March 31,
	2025	2024
Federal
Current	$1,234	$4,248
Deferred	112	473
	1,346	4,721
State
Current	153	927
Deferred	109	321
	262	1,248
Total	$1,608	$5,969

The U.S. federal statutory income tax rate is reconciled to the effective rate as follows:

	Year Ended March 31,
	2025	2024
Income tax expense at U.S. federal statutory rate	21.0%	21.0%
Current year state and local income taxes net of federal income tax benefit	2.7	4.3
Other	(2.8)	0.3
Provision for income taxes	20.9%	25.6%

The Company’s tax returns may be subject to examination by the Internal Revenue Service for the fiscal years ended March 31, 2022 through March 31, 2024. State and local returns may be subject to examination for fiscal years ended March 31, 2021 through March 31, 2024.

Deferred income taxes are provided for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s consolidated deferred tax assets (liabilities) are as follows (in thousands):

	March 31,
	2025	2024
Deferred tax liabilities:
Depreciation	$(6,199)	$(6,451)
Unrealized gain - mark to market derivatives	(87)	—
Total deferred tax liabilities	(6,286)	(6,451)
Deferred tax assets:
Inventory capitalization	537	552
Interest expense limitation	140	—
Postretirement benefits other than pensions	29	26
Restricted stock compensation	23	77
Unrealized Loss - mark to market derivatives	—	403
Other	79	136
Total deferred tax assets	808	1,194
Net deferred tax liability	$(5,478)	$(5,257)